INVENTORIES, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Total	$ 14,245,898	$ 12,143,316
P S M Z J K [Member]
Restructuring Cost and Reserve [Line Items]
Finished goods	10,048,467	10,183,112
Work in progress	5,740,313	2,867,852
Raw materials	714,959	911,512
Less: Inventory provision	(2,257,841)	(1,819,160)
Total	$ 14,245,898	$ 12,143,316